Subsequent Events	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Subsequent Events
32.	Subsequent Events
Issuance of stock warrant (Stock option) to directors (excluding the outside directors) of the Company
At the annual general meeting of shareholders held on March 26, 2020, and in compliance with Article 236, 238 and 239 of the Companies Act of Japan, the Company resolved to issue stock options (warrants) to directors of the Company (excluding the outside directors) and to delegate the board of directors to determine the subscription requirements. The details of the stock options are as follows:

Candidates and numbers of candidates	Four of the Company’s directors, excluding outside directors and non-executive directors

Class of share to be issued upon exercise of stock options	Common shares

Total number of shares
A maximum of 3,024,000 shares will be issued. If it is appropriate to adjust the number of allotted shares subject to stock acquisition rights because of a transaction such as a share split or share consolidation, the Company will adjust the number of allotted shares as necessary to reasonable extent.

Amount of payments upon exercise of stock options
The exercise price will be obtained by multiplying 1.05 by the average closing price in ordinary trading of the Company’s common shares on the Tokyo Stock Exchange for each day (excluding any day on which no trade is executed) of the month preceding the month in which the day that the stock options were allotted, and any fraction less than one yen arising from such calculation will be rounded up. However, when the exercise price calculated using this method is lower than the closing price (or closing price immediately preceding trading day when there is no closing price) of the shares of the Company’s common share on the allotment date, the exercise price will be the closing price on the allotment date of the stock option. If it is appropriate to adjust the exercise price because of a transaction such as a merger, an issuance of shares for subscription, a share split or share consolidation, the Company will adjust the exercise price as necessary to reasonable extent.

Exercise period for stock options	The exercise period for stock options will be from the day exactly three years following the allotment date until the day exactly ten years after the allotment date.

Conditions for exercise of stock options
The recipients of warrants must be in a position of director of the Company or its subsidiaries or associates at the time of exercising the stock options. However, this condition does not apply in cases of retirement of a director of the Company or its subsidiaries or associates due to the expiration of his or her term of office, or other cases acknowledged to have a valid reason by the Company’s board of directors. If the recipient meets a certain condition prescribed in the Company’s compensation policy, stock options may be exercised with a limitation on the number of stock options witch can be exercised.

Matters relating to transfer on acquisition of stock options	Transfer of stock options will be subject to approval by resolution of the Company’s board of directors.
Matters relating to substitute payment	—

Matters relating to granting of stock options in association with organizational restructuring	—
Other matters concerning stock options shall be determined at the meeting of the Company’s board of directors, which will be held after the general meeting of shareholders at March 26, 2020.
Issuance of stock warrant (Stock option) to outside directors of the Company
At the annual general meeting of shareholders held on March 26, 2020, and in compliance with Article 236, 238 and 239 of the Companies Act of Japan, the Company resolved to issue stock options (warrants) to outside directors of the Company to determine the subscription requirements. The details of the stock options are as follows:

Candidates and numbers of candidates	Three of the Company’s outside directors

Class of share to be issued upon exercise of stock options	Common shares

Total number of shares
A maximum of 24,000 shares will be issued. If it is appropriate to adjust the number of allotted shares subject to stock acquisition rights because of a transaction such as a share split or share consolidation, the Company will adjust the number of allotted shares as necessary to reasonable extent.

Amount of payments upon exercise of stock options
The exercise price will be obtained by multiplying 1.05 by the average closing price in ordinary trading of the Company’s common shares on the Tokyo Stock Exchange for each day (excluding any day on which no trade is executed) of the month preceding the month in which the day that the stock options were allotted, and any fraction less than one yen arising from such calculation will be rounded up. However, when the exercise price calculated using this method is lower than the closing price (or closing price immediately preceding trading day when there is no closing price) of the shares of the Company’s common share on the allotment date, the exercise price will be the closing price on the allotment date of the stock option. If it is appropriate to adjust the exercise price because of a transaction such as a merger, an issuance of shares for subscription, a share split or share consolidation, the Company will adjust the exercise price as necessary to reasonable extent.

Exercise period for stock options	The exercise period for stock options will be from the day exactly three years following the allotment date until the day exactly ten years after the allotment date.
Conditions for exercise of stock options
The recipients of warrants must be in a position of director of the Company or its subsidiaries or associates at the time of exercising the stock options. However, this condition does not apply in cases of retirement of a director of the Company or its subsidiaries or associates due to the expiration of his or her term of office, or other cases acknowledged to have a valid reason by the Company’s board of directors.

Matters relating to transfer on acquisition of stock options	Transfer of stock options will be subject to approval by resolution of the Company’s board of directors.

Matters relating to substitute payment	—

Matters relating to granting of stock options in association with organizational restructuring	—
Other matters concerning stock options shall be determined at the meeting of the Company’s board of directors, which will be held after the general meeting of shareholders at March 26, 2020.
Acquisition of shares of DEMAE-CAN, Ltd.
The Group resolved at the board of directors’ meeting held on March 26, 2020 to acquire approximately 15 billion yen of new shares issued by DEMAE-CAN, Ltd. through a third-party allotment. As a result of the acquisition of the shares, the Company’s proportion of voting rights will be higher than that as of December 31, 2019; however, the proportion of voting rights are not expected to exceed 50% after the transaction.